Property and Equipment, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	$ 395	$ 744	$ 1,011
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	104	266	347
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	3	25	15
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	47	63	57
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	$ 110	$ 158	$ 372